UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

 SignalPoint Global Alpha Fund

March 31, 2013

400 South Avenue

Suite 300

Springfield, MO 65806

SIGNALPOINT GLOBAL ALPHA FUND
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2013, compared to its benchmarks:

			Since Inception(a)
Class A			8.60%
Class A with 5.75% load			2.36%
Class C			8.20%
Class I			8.60%
MSCI World Index (Net)(b)			8.87%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.49%, 2.24%, and 1.24% for Class A, Class C, and Class I shares, respectively, through January 31, 2014.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Without these waivers, the Fund's total annual operating expenses would have been 2.15%, 2.90%, and 1.90% for the SignalPoint Global Alpha Fund's Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-769-9980.

(a) SignalPoint Global Alpha Fund commenced operations on October 16, 2012.
(b) The MSCI World Index tracks the performance of large and mid-cap stocks across 24 countries.

	Top Holdings by Industry	% of Net Assets
	Exchange-Traded Funds	73.5%
	Other / Cash & Cash Equivalents	26.5%
		100.0%

SignalPoint Global Alpha Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Shares		Value

	EXCHANGE-TRADED FUNDS - 73.5%
	EQUITY FUNDS - 73.5%
1,334	First Trust Asia Pacific ex-Japan AlphaDEX Fund	$ 37,216
1,255	First Trust Consumer Discretionary AlphaDEX Fund	32,241
1,176	First Trust Consumer Staples AlphaDEX Fund	35,973
1,452	First Trust Emerging Markets AlphaDEX Fund	37,781
1,528	First Trust Energy AlphaDEX Fund	34,195
1,420	First Trust Europe AlphaDEX Fund	37,531
1,880	First Trust Financial AlphaDEX Fund	34,085
864	First Trust Health Care AlphaDEX Fund	32,945
1,488	First Trust Industrials/Producer Durables AlphaDEX Fund	33,338
1,036	First Trust Japan AlphaDEX Fund	40,870
1,379	First Trust Latin America AlphaDEX Fund	38,116
1,157	First Trust Materials AlphaDEX Fund	31,679
1,369	First Trust Technology AlphaDEX Fund	32,760
1,694	First Trust Utilities AlphaDEX Fund	32,796

	TOTAL EXCHANGE-TRADED FUNDS (Cost $456,793)	491,526

	SHORT-TERM INVESTMENTS - 30.9%
206,827	Fidelity Institutional Money Market Funds - Institutional Class, 0.56%* (Cost $206,827)	206,827

	TOTAL INVESTMENTS - 104.4% (Cost $663,620) (a)	$ 698,353
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(29,474)
	TOTAL NET ASSETS - 100.0%	$ 668,879

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $663,620 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 34,733
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 34,733

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 663,620
At value	$ 698,353
Dividends and interest receivable	1,144
Receivable due from Advisor	4,323
Prepaid expenses and other assets	2,655
TOTAL ASSETS	706,475

LIABILITIES
Payable for investments purchased	31,726
Accrued expenses and other liabilities	5,870
TOTAL LIABILITIES	37,596
NET ASSETS	$ 668,879

Composition of Net Assets:
Paid in capital	$ 633,440
Accumulated net investment loss	(109)
Accumulated net realized gain from security transactions	815
Net unrealized appreciation of investments	34,733
NET ASSETS	$ 668,879

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 366,691
Shares of beneficial interest outstanding (a)	33,779
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 10.86
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.52

Class C Shares:
Net Assets	$ 89,877
Shares of beneficial interest outstanding (a)	8,310
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.82

Class I Shares:
Net Assets	$ 212,311
Shares of beneficial interest outstanding (a)	19,542
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.86
(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF OPERATIONS
For the Period* Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 2,080
Interest	78
TOTAL INVESTMENT INCOME	2,158

EXPENSES
Investment advisory fees	1,530
Distribution (12b-1) fees:
Class A	178
Class C	185
Professional fees	7,322
Compliance officer fees	6,134
Custodian fees	1,847
MFund service fees	1,760
Administrators and related parties fees and expenses	1,728
Trustees fees and expenses	1,477
Printing and postage expenses	1,192
Non 12b-1 shareholder servicing fees	793
Other expenses	1,006
TOTAL EXPENSES	25,152

Less: Fees waived by the Advisor	(22,885)
NET EXPENSES	2,267

NET INVESTMENT LOSS	(109)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments	815
Net change in unrealized appreciation on:
Investments	34,733

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	35,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 35,439

* The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS
For the
Period Ended
March 31, 2013*
INCREASE IN NET ASSETS:	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (109)
Net realized gain from investments	815
Net change in unrealized appreciation on investments	34,733
Net increase in net assets resulting from operations	35,439

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	351,065
Class C	86,500
Class I	195,890
Payments for shares redeemed:
Class I	(15)
Net increase in net assets from shares of beneficial interest	633,440

TOTAL INCREASE IN NET ASSETS	668,879

NET ASSETS
Beginning of Period	-
End of Period *	$ 668,879
*Includes accumulated net investment loss of:	$ (109)

* The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.
SignalPoint Global Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
March 31, 2013*
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	33,779
Net increase in shares of beneficial interest outstanding	33,779

Class C:
Shares Sold	8,310
Net increase in shares of beneficial interest outstanding	8,310

Class I:
Shares Sold	19,542
Net increase in shares of beneficial interest outstanding	19,542

* The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	March 31, 2013	March 31, 2013	March 31, 2013
	(Unaudited)(1)	(Unaudited)(1)	(Unaudited)(1)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (6)	(0.01)	(0.06)	0.02
Net realized and unrealized
gain on investments	0.87	0.88	0.84
Total from investment operations	0.86	0.82	0.86

Net asset value, end of period	$ 10.86	$ 10.82	$ 10.86

Total return (2)(5)	8.60%	8.20%	8.60%

Net assets, at end of period (000s)	$ 367	$ 90	$ 212

Ratio of gross expenses to average
net assets (3)(4)(7)	13.99%	14.74%	13.74%
Ratio of net expenses to average
net assets (4)(7)	1.49%	2.24%	1.24%
Ratio of net investment income (loss)
to average net assets (4)(7)	(0.22)%	(0.72%)	0.43%

Portfolio Turnover Rate (5)	4%	4%	4%

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.
(2)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

SIGNAL GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).   The Trust currently consists of twenty-five series. These financial statements include the following series: SignalPoint Global Alpha Fund (the “Fund”). The Fund is a separate non-diversified series of the Trust.  SignalPoint Capital Management, LLC (the "Advisor"), acts as advisor to the Fund.

The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.  The Fund’s investment objective is long-term capital appreciation.

The Fund offers three classes of shares:  Class A, Class C and Class I Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

SIGNAL GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2013:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds	$ 491,526	$ -	$ 491,526
Short-Term Investments	206,827	-	206,827
Total	$ 698,353	$ -	$ 698,353

(a) As of and during the period ended March 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.  For a detailed break-out of Common Stocks by Industry classification, please refer to the Schedule of Investments.

During the period ended March 31, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended March 31, 2013 the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax periods and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SIGNAL GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares are subject to a CDSC of 1.00% in the event of certain redemptions within one year following purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period CDSC fees of $0 were paid to the Advisor.

(2)

INVESTMENT TRANSACTIONS

For the period ended March 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 468,010	$ 12,032

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SignalPoint Capital Management, LLC, the “Advisor”, or “Manager”, acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended March 31, 2013, management fees of $1,530 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.24% of the Fund’s average daily net assets through January 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended March 31, 2013, the Manager waived management fees of $22,885. As of March 31, 2013, the Manager may recapture $22,885 of waived management fees no later than September 30, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended March 31, 2013, the Fund incurred $1,760 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

SIGNAL GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Some officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

(4) UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. The Fidelity Institutional Money Market Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The financial statements of the Fidelity Institutional Money Market Fund, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2013, 30.9% of the Fund’s net assets were invested in Fidelity.

(5)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(6)

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

SIGNAL GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Approval of the Management Agreement with respect to the SignalPoint Global Alpha Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the SignalPoint Global Alpha Fund (the “SignalPoint Fund”), and SignalPoint Capital Management, LLC the “Adviser”) at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the SignalPoint Fund, comparative information regarding the SignalPoint Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the SignalPoint Fund.  The Trustees noted that the Adviser will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of the Adviser, the Trustees reviewed the biographical information contained in their 15c response and discussed, in particular, the experience of the fund management personnel.  The Trustees considered the Adviser’s duties under the terms of the Management Agreement.  The Trustees inquired regarding the use of the soft dollars, and a representative of the Adviser stated that it would not use soft dollars.  The Trustees inquired regarding any regulatory issues involving the Adviser affiliate and were assured there were none.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the SignalPoint Fund under the applicable Management Agreement.

Because the SignalPoint Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Board considered the performance of the Portfolio relative to its benchmark since the Portfolio’s inception. Based upon their review, the Trustees concluded that the Adviser has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the firm’s estimates of its profitability and financial information about the firm.  They discussed with the Adviser fees charged by the Adviser affiliate for its clients, and the Adviser responded that the fees range from 0.50% to 1.0%, with an approximate average of 0.80%.  In response to a question regarding the Adviser’s estimated loss during the first year of operations, the Adviser stated that neither portfolio managers would be drawing a salary until the firm became profitable and therefore actual losses will be lower than the estimate.  The Trustees also considered that the Adviser had agreed to waive fees or reimburse expenses to the extent that the SignalPoint Fund’s total operating expenses exceed certain limits.  In response to questions, the Adviser stated that they have sufficient resources to maintain the Fund’s expense cap.  Based on their review, the Trustees concluded that they were satisfied that the firm’s expected level of profitability from its relationship with the SignalPoint Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the SignalPoint Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the SignalPoint Fund with the expense ratios of the funds in the applicable peer group.  The Board noted that the SignalPoint Fund’s proposed management fee and expense ratio were at the higher end of the range of fees and expenses of funds in the SignalPoint Fund’s peer group, but in line with or lower than certain funds in the peer group.  It was reported to the Board that the Morningstar average was 0.70% for management fees, and 1.78% for gross expense ratio.

Following the discussion, the Trustees concluded that the SignalPoint Fund’s proposed management fee was acceptable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for The Adviser to share the economies of scale with the SignalPoint Fund and its shareholders if the SignalPoint Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the SignalPoint Fund and its shareholders.

 SignalPoint Global Alpha Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the SignalPoint Global Alpha Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the SignalPoint Global Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 16, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the SignalPoint Global Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/16/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/16/12 – 3/31/13	Expense Ratio During Period** 10/16/12 – 3/31/13
Class I	$1,000.00	$1,086.00	$5.88	1.24%
Class A	1,000.00	1,086.00	7.07	1.49
Class C	1,000.00	1,082.00	10.61	2.24

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class I	$1,000.00	$1,018.75	$6.24	1.24%
Class A	1,000.00	1,017.50	7.49	1.49
Class C	1,000.00	1,013.76	11.25	2.24

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (166) divided by the number of days in the fiscal year (365).

**Annualized.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

SignalPoint Capital Management, LLC.

400 South Avenue, Suite 300

Springfield, MO 65806

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: May 31, 2013